SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Summary of information with respect to share options outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2013:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	exercise	contractual	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	price	remaining life	value

$0.08~$0.18	20,722,764	6.86	$0.10	$19,053	13,086,703	$0.15	5.51	$11,404

$0.2~$0.3	1,043,880	2.79	$0.23	823	1,043,871	$0.23	2.79	822

$0.35~$0.38	1,070,002	3.78	$0.36	707	1,069,992	$0.36	3.78	707

$1.1~$1.2	48,142,479	8.47	$1.07	—	16,349,988	$1.12	7.92	—

	70,979,125			$20,583	31,550,554			$12,933

Summary of the activity of the stock options granted
		Weighted	Weighted
		average	average
		exercise	grant date
	Number of shares	price	fair value
Balance, January 1, 2013	70,502,943	$0.71
Granted	27,912,500	$0.57	1.11
Exercised	(18,583,733)	$0.22	0.14
Cancelled	(8,852,585)	$0.85	0.92

Balance, December 31, 2013	70,979,125	$0.77	0.86

Exercisable, December 31, 2013	31,550,554	$0.66

Expected to vest, December 31, 2013	39,428,571	$0.85

Summary of the nonvested restricted shares activity

		Weighted
	Weighted	average fair value
	number of	per ordinary
	nonvested restricted	share at the
	shares	grant dates

Outstanding as of December 31, 2012	2,566,776	1.11
Granted	168,000	0.98
Vested	(887,799)	1.11
Forfeited	(82,827)	1.10
Outstanding as of December 31, 2013	1,764,150	1.10

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses and loss from the operations of the discontinued operations

	Years ended December 31,
	2011	2012	2013
Gross amount:
Cost of revenues	$—	$—	$184
Selling and marketing	414	524	328
Research and development	1,628	1,580	982
General and administrative	3,227	8,511	13,995
	5,269	10,615	15,489

Loss from the operations of the discontinued operations	254	282	649
Total share-based compensation expense	$5,523	$10,897	$16,138

Black-Scholes option-pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
Year ended December 31,
	2011	2012

Risk-free interest rate	1.62~3.25%	1.28~1.93%
Expected life (years)	5.92~6.09	5.96~6.08
Volatility rate	54%~55%	53%~64%
Dividend yield	—	—

Binomial option pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
Year ended December 31,
2013

Risk-free interest rate	2.0~2.9%
Expected exercise multiple	2.2~2.8
Volatility rate	55%~57%
Dividend yield	—